October 12, 2022
VIA EDGAR
Division of Investment Management

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust (the “Trust”) Registration Statement on Form N-2 (File No. 811-22437)
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust, a closed-end management investment company, is the Trust’s registration statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“Registration Statement”).
This filing is for the registration and issuance of common shares of beneficial interest, par value $0.01 per share, in accordance with the Registration Statement (the “Offering”). The approximate date of the proposed Offering will be from time to time after the effective date of the Registration Statement.
Certain items required to be contained in the Registration Statement, including certain exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.
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Please call Julien Bourgeois at Dechert LLP at 202.261.3451 or Allison Fumai at Dechert LLP at 212.698.3526 with any questions or comments regarding this filing or if they may assist you in any way.
Very truly yours,
/s/ Amy. J. Lee
Amy J. Lee Vice President and Chief Legal Officer Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust